Bank Loans - Schedule of Principal Payments on Long-Term Borrowings (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
Bank Loans - Schedule of Principal Payments on Long-Term Borrowings (Details) [Line Items]
2025	¥ 400,000	$ 54,800
2026	56,800,000	7,781,568
2027	199,400,000	27,317,688
Total	¥ 256,600,000	$ 35,154,056